Expenses - Components of Net Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative, Gain (Loss) on Derivative, Net [Line Items]
Consulting – Corporate	$ 693	$ 467
Consulting – Projects	1,744	1,733
Consultancy expenses	2,437	2,200
Legal and accounting expenses	1,466	3,781
Share base payment expense	2,827	750
Insurance Charges	819	76
Other expenses	1,477	878
Administrative and other expenses	6,589	5,485
Salaries and wages	3,708	1,730
Other employee benefit expenses	428	286
Employee benefits expenses	4,136	2,016
(Gain)/loss on derivative financial instruments	(1,960)	164,296
Realised loss on Convertible Notes 3, 4 and 4, and Senior Convertible Notes issued to AgCentral Energy2
Derivative, Gain (Loss) on Derivative, Net [Line Items]
(Gain)/loss on derivative financial instruments	0	170,376
Unrealised gain on Promissory Note issued to EDF 2
Derivative, Gain (Loss) on Derivative, Net [Line Items]
(Gain)/loss on derivative financial instruments	(368)	(4,666)
Unrealised gain on NETC Warrants 2
Derivative, Gain (Loss) on Derivative, Net [Line Items]
(Gain)/loss on derivative financial instruments	$ (1,592)	$ (1,414)